Financial Instrument - Summary of Maximum Credit Exposure (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fixed Rate of Instruments [Abstract]
Financial asset (derivative)		€ 11,847
Trade and unbilled receivables	€ 2,283	205
Investments	41,103
Restricted cash		167
Cash and cash equivalents	149,678	56,917	€ 32,851	€ 1,568
Maximum exposure to credit risk	€ 193,064	€ 69,136